Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Cash	$ 7,401	$ 13,857
Amounts receivable	472	796
Prepaid expenses	1,039	1,161
Total current assets	8,912	15,814
Non-Current
Restricted deposits	11,449	10,286
Amounts receivable and other assets	2,442	1,796
Mineral Property, Plant and Equipment	410,132	433,548
Intangibles	24,380	24,185
Total assets	457,315	485,629
Current
Accounts payable and accruals	4,533	3,925
Lease liabilities	60	88
Convertible debt		56,984
Non-convertible debt		178,483
Environmental rehabilitation provision	1,276	1,693
Total Current Liabilities	5,869	241,173
Non-Current
Lease liabilities	556
Promissory note	15,501
Environmental rehabilitation provision	51,249	59,414
Total Liabilities	73,175	300,587
SHAREHOLDERS' EQUITY
Share Capital	526,884	272,420
Equity Reserves	64,648	62,111
Deficit	(207,392)	(149,489)
Total Shareholders' Equity	384,140	185,042
Total Liabilities and Shareholders' Equity	$ 457,315	$ 485,629